Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

The Group has evaluated events and transactions occurring after the reporting period ended June 30, 2026, up to the date these condensed consolidated financial statements were authorized for issuance. There have been no significant events subsequent to the end of the reporting period that require adjustment to or disclosure in these condensed consolidated financial statements.